Intangible Assets, Net (Future Amortization Expense of Finite-Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
For year ending
2013	$ 3,219
2014	3,033
2015	2,898
2016	1,448
2017	1,150
2018 and thereafter	1,465
Total	$ 13,213	$ 1,590